Taxes	12 Months Ended
Mar. 31, 2025
HCYC Group Company Limited [Member]
Taxes

NOTE 6 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, HCYC Cayman is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, HCYC Agent is not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the current HK tax laws, before April 1, 2018, the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits. Under the HK tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to the Company are not subject to any Hong Kong withholding tax. For the years ended March 31, 2025 and 2024, the Company recorded no income tax expenses since it made net loss for the both of the fiscal years.

The following table presents the composition of income tax expenses for the years ended March 31, 2025 and 2024:

	For the Years Ended March 31,
	2025	2024

Current income tax expense	$-	$-
Deferred income tax expense	14,915	37,227
	$14,915	$37,227

The following table reconciles the Hong Kong statutory rates to the Company’s effective tax rate for the years ended March 31, 2025 and 2024:

	For the Years Ended March 31,
	2025	2024
Statutory HK income tax rate	8.25%	8.25%
Effect of rate differential	-6.09%	-%
Effect of tax relief	0.12%	-0.91%
Effect of non-deductible items	-0.16%	0.17%
Effect of change in valuation allowance	-4.03%	-6.74%
others	-%	66.39%
Effective tax rate	-1.92%	67.16%

Deferred tax assets are composed of the following:

	March 31, 2025	March 31, 2024

Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$62,760	$46,048
Less: valuation allowance	(31,380)	-
Total deferred tax assets, net	$31,380	$46,048

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors.